UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     March 31, 2017

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 41.9%
Federal Home Loan Mortgage Corporation - 8.3%
250,007	4.00	7/1/25	259,782
1,717,630	5.00	5/1/42	1,892,434
1,346,845	5.00	9/1/43	1,485,303
56,192	5.82	10/1/37	62,245
1,781,364	6.00	7/1/38	2,019,695
787,662	6.50	11/1/27	872,464
578,349	6.50	12/1/34	642,924
2,504,527	6.50	11/1/35	2,802,534
1,097,000	6.50	11/1/37	1,215,106
369,878	6.50	1/1/38	409,700
682,791	6.50	8/1/38	756,303
1,144,340	6.50	11/1/38	1,274,198
478,501	6.50	1/1/39	531,123
284,392	6.88	2/17/31	323,782
75,282	7.00	8/1/27	78,524
28,614	7.00	10/1/27	28,765
1,283,499	7.00	4/1/28	1,411,376
9,782,514	7.00	12/1/31	10,891,074
1,417,021	7.00	2/1/37	1,602,640
7,785,005	7.00	10/1/37	8,998,558
652,190	7.00	7/1/38	728,151
679,787	7.00	8/1/38	771,077
3,741,806	7.00	10/1/38	4,265,397
338,053	7.00	11/1/38	383,855
1,016,163	7.00	1/1/39	1,167,147
369,797	7.00	3/1/39	430,946
102,007	7.38	12/17/24	109,036
123,815	7.50	1/1/31	129,014
466,386	7.50	1/1/32	531,373
414,591	7.50	8/1/32	448,581
62,313	7.50	10/1/38	66,702
14,790	7.95	10/1/25	14,833
19,655	7.95	11/1/25	19,711
87,074	8.00	5/1/31	94,075
85,056	8.00	11/1/36	97,353
189,583	8.00	1/1/37	219,137
307,573	8.50	12/1/21	327,048
229,269	8.50	6/20/27	266,217
54,311	8.50	12/1/29	59,233
130,641	8.50	3/1/31	148,730
18,676	9.00	11/1/25	19,185
64,435	9.00	3/20/27	64,805
205,936	9.00	2/17/31	207,919
170,690	9.00	5/1/31	188,608
755	9.25	2/1/18	754
61,723	9.50	12/17/21	62,033
10,197	10.00	9/1/20	10,274
33,061	10.00	3/1/21	33,719
110,037	10.00	3/17/25	109,484

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
25,400	10.00	3/25/25		25,346
66,220	10.00	7/1/30		70,101
13,104	10.50	6/1/19		13,230
7,458	11.00	8/25/20		7,518

				48,649,122

Federal National Mortgage Association - 19.2%
503	3.21	3/1/19	[1]	503
1,008,643	5.50	12/1/32		1,095,806
432,597	5.50	6/1/33		463,782
499,402	5.61	11/1/22		499,393
3,680,752	5.66	10/1/48		4,039,778
977,090	5.93	5/1/35		1,046,115
2,876,301	5.96	6/1/28		3,164,704
146,730	6.00	8/1/34		166,753
916,375	6.00	11/1/34		1,038,765
392,716	6.00	11/1/35		442,221
647,280	6.00	11/1/36		727,546
982,278	6.00	5/1/37		1,106,169
130,879	6.00	9/1/37		142,243
267,470	6.00	11/1/37		280,923
2,820,799	6.00	4/1/38		3,162,502
3,060,503	6.00	3/1/41		3,474,801
9,422,121	6.00	5/1/41		10,691,783
2,909,581	6.10	11/1/43		3,241,000
21,930	6.50	1/1/22		22,634
2,650,118	6.50	2/1/29		2,937,521
457,758	6.50	3/1/29		491,798
6,233,017	6.50	12/1/30		7,031,005
485,928	6.50	6/1/31		543,846
68,633	6.50	8/1/34		73,027
1,217,693	6.50	10/1/36		1,408,061
1,328,836	6.50	12/1/36		1,474,763
529,127	6.50	1/1/39		583,567
6,874,493	6.50	4/1/39		7,853,383
4,712,523	6.50	6/1/40		5,297,898
2,262,027	6.50	9/1/40		2,634,983
1,508,546	6.75	6/1/32		1,728,769
1,600,796	6.91	6/1/40		1,783,850
45,154	1 Mo. Libor + 2.29, 6.95%	8/1/21	[1]	44,310
82,940	7.00	9/1/21		85,744
155,249	7.00	3/1/22		163,415
222,342	7.00	6/1/22		234,634
85,136	7.00	1/1/24		89,946
44,797	7.00	2/1/26		47,533
117,693	7.00	9/1/27		126,867
49,848	7.00	10/1/27		52,632
245,492	7.00	11/1/27		270,595
44,612	7.00	1/1/28		47,464
51,183	7.00	10/1/32		56,008
6,220,609	7.00	12/1/32		7,170,744

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
109,838	7.00	7/1/33	121,157
3,682,065	7.00	12/1/33	4,227,643
153,169	7.00	7/1/34	175,340
793,749	7.00	3/1/37	914,866
1,210,018	7.00	10/1/37	1,405,378
40,739	7.00	12/1/37	43,670
795,182	7.00	11/1/38	930,452
9,774,393	7.00	3/1/39	11,546,315
1,132,421	7.00	5/1/39	1,292,310
2,299,426	7.00	1/1/40	2,635,202
833,572	7.00	9/1/47	931,653
49,718	7.50	6/1/22	52,071
35,968	7.50	8/1/22	37,042
43,123	7.50	12/1/22	44,989
45,315	7.50	3/1/23	46,215
269,857	7.50	4/1/32	300,850
21,699	7.50	8/1/32	22,922
169,831	7.50	1/1/34	187,718
1,312,636	7.50	10/1/37	1,552,469
2,430,468	7.50	11/1/38	2,784,156
30,055	7.61	7/20/30	30,513
88,331	8.00	10/1/23	92,389
325,530	8.00	6/1/25	350,704
10,018	8.00	7/20/28	10,125
130,192	8.00	2/1/31	147,928
107,576	8.00	1/1/32	120,231
597,101	8.00	11/1/37	686,106
376,502	8.00	3/1/38	427,051
144,363	8.09	11/15/31	163,247
19,761	8.33	7/15/20	20,429
120,670	8.50	11/1/26	132,941
124,344	8.50	3/1/28	137,820
91,490	8.50	10/1/28	106,368
44,232	8.50	11/1/28	49,410
249,766	8.50	4/1/29	278,843
53,757	8.50	10/1/29	54,368
222,252	8.50	7/1/30	253,135
88,755	8.50	8/1/30	108,127
313,812	8.50	4/1/32	383,143
460,607	8.50	1/1/37	544,971
39,921	9.00	9/1/24	41,826
18,597	9.00	6/15/25	18,997
62,274	9.00	6/1/30	68,530
55,883	9.00	7/1/30	60,598
42,409	9.00	10/1/30	46,761
185,343	9.00	2/1/31	211,701
23,099	9.00	7/1/31	23,173
82,136	9.00	10/1/31	95,355
138,717	9.00	8/1/37	158,940
24,474	9.00	1/1/38	24,723
191,162	9.00	2/1/38	212,148

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
33,825	9.03	5/15/28	34,641
13,061	9.24	3/15/22	13,251
51,095	9.41	8/20/25	54,743
32,472	9.50	3/1/20	33,636
40,776	9.50	7/1/20	42,600
1,173	9.50	12/15/20	1,188
2,820	9.50	4/15/21	2,971
27,818	9.50	8/1/24	28,210
24,323	9.50	5/1/27	25,446
189,955	9.50	5/1/29	218,321
56,934	9.50	4/1/30	65,694
222,975	9.50	8/1/31	254,461
3,017	10.00	8/15/20	3,061
57,811	10.00	2/1/28	64,872
184,773	10.00	6/1/30	211,155
9,340	10.50	6/1/28	9,454
1,798	10.88	7/15/20	1,824

			112,418,331

Government National Mortgage Association - 13.4%
365,481	4.00	12/15/24	380,836
789,560	4.00	10/20/30	830,166
12,457,849	4.00	8/20/31	13,098,985
1,044,020	4.00	12/20/31	1,097,779
1,144,014	4.25	10/20/31	1,209,797
549,592	4.25	3/20/37	581,234
2,730,792	4.75	9/20/31	2,940,238
105,885	5.50	9/15/25	116,827
1,494,788	5.50	5/15/29	1,649,715
3,360,453	5.75	2/15/29	3,716,334
1,041,099	5.75	10/20/31	1,158,180
187,020	6.00	11/20/28	211,187
764,733	6.00	9/15/33	854,177
66,171	6.00	11/20/34	71,412
2,539,839	6.00	12/15/40	2,839,594
770,194	6.00	2/20/47	854,186
8,235,179	6.00	7/20/47	9,289,668
276,759	6.20	3/15/32	310,539
101,869	6.25	12/15/23	113,793
1,030,712	6.25	4/15/29	1,151,103
165,850	6.50	11/15/23	177,699
453,220	6.50	4/15/24	482,939
1,273,699	6.50	2/20/28	1,452,443
764,718	6.50	2/20/29	830,446
1,462,375	6.50	11/20/29	1,670,064
210,842	6.50	3/20/34	230,329
122,867	6.50	9/20/34	130,957
4,695,032	6.50	2/15/35	5,362,223
294,017	6.50	8/15/36	331,401
116,015	6.50	6/15/37	128,708
196,228	6.50	9/20/38	206,999

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
54,547	6.50	12/20/38		56,932
405,816	6.50	1/20/39		461,007
331,017	6.50	2/20/39		380,073
599,430	6.50	4/20/39		669,961
958,485	6.50	6/20/39		1,077,931
1,090,272	6.50	8/20/39		1,220,633
501,111	6.50	3/20/41		571,558
677,022	6.50	4/20/43		763,752
185,891	6.91	2/20/27		197,862
7,657,775	7.00	8/15/29		8,743,630
7,844,379	7.00	10/15/29		8,993,023
231,396	7.00	1/15/32		253,061
317,963	7.00	2/20/32		371,730
412,576	7.00	5/15/38		473,392
378,896	8.00	6/20/31		451,168

				78,165,671

Small Business Administration - 1.0%
1,547,274	5.33	8/25/36		1,653,067
3,692,273	5.33	9/25/36		3,936,270

				5,589,337

Total Mortgage Pass-Through Securities (cost: $245,167,824)				244,822,461

U.S. Treasury / Federal Agency Securities - 1.4%
U.S. Treasury Strips:
16,600,000	2.92	5/15/44	[6]	7,995,421

Total U.S. Treasury / Federal Agency Securities (cost: $7,880,589)
Collateralized Mortgage Obligations - 51.7%
Federal Home Loan Mortgage Corporation - 14.2%
793,059	5.00	2/15/23		837,961
801,023	5.56	5/15/38	[1]	860,765
2,158,584	5.65	7/25/32	[1]	2,301,915
10,689	6.00	9/15/21		11,131
191,903	6.00	6/15/28		209,974
284,817	6.00	2/15/31		309,402
1,609,202	6.00	1/15/33		1,883,407
1,135,362	6.00	5/15/35		1,272,503
1,613,791	6.00	1/15/36		1,825,478
275,068	6.00	3/15/36		305,615
196,340	6.00	4/15/36		218,123
800,294	6.00	5/15/36		904,110
309,185	6.00	9/15/36		343,547
2,959,823	6.00	6/15/37		3,252,356
3,527,761	6.00	9/15/42		3,998,418
52,551	6.25	5/15/29		57,125
55,604	6.50	12/15/21		56,430
244,414	6.50	9/15/23		262,753
89,261	6.50	3/15/24		96,698

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
27,230	6.50	2/15/30		30,159
556,286	6.50	8/15/31		623,534
437,855	6.50	1/15/32		486,767
117,361	6.50	3/15/32		129,718
540,517	6.50	6/25/32		604,185
27,531	6.50	7/15/32		30,609
8,005,932	6.50	5/15/33		9,070,247
1,360,686	6.50	5/15/35		1,551,350
761,700	6.50	8/15/39		861,454
770,653	6.50	2/25/43		895,188
756,820	6.50	3/25/43		849,352
664,159	6.50	7/25/43		765,877
688,874	6.50	9/25/43	[1]	788,123
792,144	6.50	10/25/43		866,929
6,650,621	6.50	8/15/45		7,865,008
32,695	6.70	9/15/23		35,509
239,444	6.95	3/15/28		264,957
759	7.00	12/15/20		767
8,633	7.00	3/15/21		8,867
7,474	7.00	9/15/21		7,490
46,762	7.00	10/15/22		50,184
15,616	7.00	11/15/22		16,661
519,712	7.00	3/25/23		552,925
21,337	7.00	4/15/23		23,003
90,539	7.00	7/15/23		97,553
141,790	7.00	1/15/24		153,143
110,491	7.00	3/15/24		119,639
133,647	7.00	8/15/25		147,145
140,815	7.00	9/15/26		155,802
197,034	7.00	6/15/29		221,368
1,859,479	7.00	8/15/29		1,984,046
592,623	7.00	10/20/29		677,524
1,526,806	7.00	11/15/29		1,601,315
3,540,333	7.00	12/15/29		3,683,134
194,451	7.00	1/15/30		221,183
372,084	7.00	10/15/30		427,322
204,272	7.00	7/15/31		231,528
165,988	7.00	4/15/32		185,742
889,052	7.00	5/15/32		1,016,179
4,915,051	7.00	8/15/41		5,458,815
2,724,536	7.00	2/25/43		3,160,895
523,021	7.00	3/25/43		593,592
1,106,526	7.00	7/25/43		1,301,484
2,222,955	7.00	9/25/43		2,620,599
48,813	7.50	10/15/21		51,728
164,662	7.50	7/15/22		175,919
239,286	7.50	3/15/23		259,046
826,673	7.50	4/15/23		898,770
93,603	7.50	9/20/26		105,923
447,513	7.50	3/15/28		509,802

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
528,710	7.50	9/15/29		609,416
222,516	7.50	12/15/29		252,045
319,087	7.50	6/15/30		369,454
326,626	7.50	8/15/30		370,096
511,773	7.50	9/15/30		590,569
174,840	7.50	11/15/30		200,673
3,967,246	7.50	6/15/34		4,660,729
1,407,447	7.50	8/25/42	[1]	1,672,486
577,315	7.50	9/25/43		678,918
76,991	8.00	7/15/21		79,277
944,388	8.00	2/15/23		1,024,131
70,640	8.00	4/25/24		76,981
196,276	8.00	2/15/27		225,544
206,980	8.00	11/20/29		239,819
295,322	8.00	1/15/30		345,480
16,937	8.25	6/15/22		18,479
50,825	8.30	11/15/20		53,838
25,926	8.50	10/15/22		27,176
176,674	8.50	3/15/25		201,135
44,286	8.50	3/15/32		50,399
6,810	9.00	12/15/19		6,892
1,018	9.15	10/15/20		1,065
20,420	9.50	2/15/20		20,903

				83,221,275

Federal National Mortgage Association - 22.7%
406,619	4.55	6/25/43		430,625
1,105,152	5.00	6/25/43		1,173,309
903,882	5.36	6/25/42		989,747
657,663	5.50	9/25/33		722,184
4,200,114	5.50	6/25/40		4,464,647
1,824,827	5.60	12/25/53	[1]	2,044,406
1,179,473	5.81	8/25/43		1,282,143
2,792,280	6.00	5/25/30		3,121,808
1,069,181	6.00	5/25/35		1,186,191
3,676,525	6.00	5/25/36		4,181,410
1,847,496	6.00	7/25/36		2,040,113
3,197,178	6.00	11/25/43		3,570,391
2,112,408	6.05	2/25/44		2,343,342
2,641,807	6.09	2/25/42	[1]	2,941,807
1,552,549	6.35	8/25/47	[1]	1,699,041
392,947	6.50	8/20/28		428,978
221,552	6.50	3/25/32		241,730
320,262	6.50	6/25/32		367,188
806,141	6.50	7/25/34		809,820
428,142	6.50	7/25/36		493,154
206,691	6.50	9/25/36		227,674
370,861	6.50	3/25/42		417,245
2,453,405	6.50	5/25/42		2,739,869
7,012,758	6.50	7/25/42		7,997,397
282,867	6.50	9/25/42		319,967

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
209,231	6.50	11/25/42		233,481
6,067,780	6.50	7/25/44		6,789,756
689,227	6.58	9/25/37	[1]	745,868
467,169	6.70	2/25/45	[1]	536,353
5,059,347	6.75	6/25/32		5,794,657
913,890	6.75	4/25/37		1,021,682
128,229	6.85	12/18/27		143,082
4,257	7.00	1/25/21		4,430
15,390	7.00	7/25/22		16,333
31,540	7.00	11/25/22		33,659
56,896	7.00	12/25/22		61,603
7,228	7.00	6/25/23		7,724
1,029,729	7.00	4/25/24		1,108,555
307,496	7.00	9/18/27		342,767
5,725,260	7.00	5/25/31		6,550,020
658,022	7.00	8/25/37	[1]	699,171
470,808	7.00	9/25/40		534,291
710,553	7.00	10/25/41		802,989
446,388	7.00	11/25/41		516,276
2,437,914	7.00	12/25/41		2,821,216
877,972	7.00	1/25/42		1,006,016
1,228,767	7.00	7/25/42		1,442,882
2,260,684	7.00	10/25/42	[1]	2,564,146
2,601,628	7.00	2/25/44		2,968,272
170,532	7.00	8/25/44		197,000
1,477,198	7.00	3/25/45		1,691,957
53,399	7.50	8/20/27		60,195
344,013	7.50	10/25/40		389,840
881,855	7.50	11/25/40		995,792
365,591	7.50	2/25/41		421,575
1,001,998	7.50	6/19/41	[1]	1,180,277
2,183,479	7.50	7/25/41		2,536,953
1,489,342	7.50	8/25/41		1,732,635
4,360,492	7.50	10/25/41		5,199,089
367,108	7.50	11/25/41		427,411
717,120	7.50	1/25/42		833,519
4,478,579	7.50	5/25/42		5,277,168
552,807	7.50	6/25/42		652,911
4,210,646	7.50	8/25/42	[1]	4,980,868
412,733	7.50	12/25/42	[1]	463,269
1,561,850	7.50	2/25/44		1,832,075
1,073,329	7.50	3/25/44		1,207,400
1,110,942	7.50	5/25/44		1,309,343
76,629	7.50	10/25/44		88,400
7,017,216	7.50	1/25/48		8,229,798
81,169	8.00	7/25/22		87,757
42,508	8.00	7/18/27		48,332
674,158	8.00	7/25/44		745,609
1,028,842	8.05	11/25/37	[1]	1,180,348
355,813	8.17	11/25/37	[1]	415,682

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
70,554	8.39	10/25/42	[1]	87,100
26,239	8.50	1/25/21		26,960
18,062	8.50	9/25/21		19,136
21,954	8.50	1/25/25		23,025
879,766	8.50	6/25/30		1,036,882
9,799	8.70	12/25/19		10,219
2,169	8.75	9/25/20		2,297
1,262,476	8.94	7/25/37	[1]	1,219,664
15,121	8.95	10/25/20		16,027
6,995	9.00	7/25/19		7,152
7,120	9.00	12/25/19		7,422
1,017	9.00	3/25/20		1,069
30,175	9.00	5/25/20		31,913
2,663	9.00	6/25/20		2,808
2,237	9.00	7/25/20		2,361
8,784	9.00	9/25/20		9,339
7,540	9.00	10/25/20		8,016
107,652	9.00	1/25/21		114,896
16,211	9.00	8/25/22		18,045
74,904	9.00	11/25/28		85,292
590,533	9.00	6/25/30		718,433
133,809	9.00	10/25/30		162,233
5,280	9.25	1/25/20		5,473
256,757	9.32	6/25/32	[1]	290,733
1,885	9.50	12/25/18		1,916
12,315	9.50	3/25/20		13,014
1,785	9.50	4/25/20		1,879
14,152	9.50	11/25/20		15,122
124,230	9.50	11/25/31		145,756
348,713	9.50	12/25/41		404,442
24,754	9.60	3/25/20		26,043
1,632,540	10.59	9/25/42	[1]	2,095,711
559,536	10.98	6/25/44	[1]	641,131
31,537	20.27	3/25/39	[1]	43,183

				132,459,310

Government National Mortgage Association - 12.6%
500,000	5.50	9/20/39		594,805
3,483,886	5.53	11/20/45	[1]	3,847,929
9,264,649	5.64	4/20/40	[1]	10,429,713
1,387,298	5.99	11/20/43	[1]	1,529,563
3,214,007	6.00	11/20/33		3,542,501
1,296,218	6.00	6/20/43		1,427,290
1,765,553	6.00	2/20/46		1,992,595
3,260,804	6.14	1/20/39	[1]	3,716,373
1,580,161	6.19	10/20/40	[1]	1,777,067
1,802,761	6.21	2/20/42	[1]	2,023,926
4,243,935	6.27	12/20/42	[1]	4,899,147
3,148,433	6.29	12/20/40	[1]	3,535,633
3,933,581	6.37	5/20/43	[1]	4,470,027

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
1,747,704	6.50	7/20/32		1,962,803
4,160,877	6.51	6/20/41	[1]	4,725,580
1,325,748	6.59	7/20/39	[1]	1,514,579
943,437	6.66	9/20/44	[1]	1,080,200
681,765	6.68	4/20/39	[1]	784,172
5,125,386	6.73	7/20/40	[1]	5,832,712
172,425	6.86	3/16/41	[1]	185,829
1,964,865	6.91	8/20/40	[1]	2,275,643
1,334,840	6.98	6/20/45	[1]	1,527,691
289,502	7.00	6/20/26		289,265
296,742	7.00	5/20/38		298,342
753,793	7.00	5/20/42		865,513
498,448	7.15	12/20/33	[1]	571,123
2,636,326	7.29	8/20/38	[1]	3,060,314
73,793	7.50	5/16/27		73,742
3,474,270	7.51	7/20/44	[1]	3,967,937
24,293	8.50	2/20/32		29,154
1,053,361	9.00	3/16/30		1,078,134

				73,909,302

Vendee Mortgage Trust - 2.2%
3,130,271	6.50	8/15/31		3,486,263
1,507,526	6.50	10/15/31		1,719,680
1,314,372	6.75	2/15/26		1,455,511
1,343,248	7.00	3/15/28		1,523,763
2,095,416	7.02	3/15/25	[1]	2,389,824
280,399	7.25	9/15/22		291,420
494,366	7.25	9/15/25		552,288
429,144	7.75	5/15/22		460,654
729,145	7.75	9/15/24		806,306
241,388	8.00	2/15/25		269,922
129,323	8.29	12/15/26		147,988

				13,103,619

Total Collateralized Mortgage Obligations (cost: $302,282,007)				302,693,506

Asset-Backed Securities - 1.6%
Federal Home Loan Mortgage Corporation - 0.3%
985	6.09	9/25/29	[1]	975
170,585	6.28	10/27/31	[14]	194,907
1,573,545	7.16	7/25/29		1,725,634

				1,921,516

Federal National Mortgage Association - 0.5%
19,061	1 Mo. Libor + 0.34, 1.89%	11/25/32	[1]	18,652
631,127	4.75	9/26/33	[14]	690,194
206,522	5.00	10/25/33	[14]	214,226
1,432,947	5.75	2/25/33	[14]	1,513,070
5,788	6.47	10/25/31	[14]	5,770
37,190	6.50	5/25/32	[14]	38,122
336,215	6.59	10/25/31	[14]	359,300

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
1,950	6.83	7/25/31	[14]	1,951
10,375	7.80	6/25/26	[1]	11,746

				2,853,031

Small Business Administration - 0.8%
3,149,383	5.87	7/1/28		3,426,003
454,631	7.13	10/1/20		467,247
609,022	7.33	8/1/20		626,983
313,032	8.03	5/1/20		324,331

				4,844,564

Total Asset-Backed Securities (cost: $9,529,399)				9,619,111

Quantity Name of Issuer	Fair Value ($)
Short-Term Securities - 2.3%
13,285,468 Fidelity Inst. Money Mkt. Gvt. Fund, 1.14%	13,285,468

(cost: $13,285,468)
Total Investments in Securities - 98.9% (cost: $578,145,287)	578,415,967

Call Options Written [10,19] - (0.1%) (premiums received: $959,196)	(656,406)

Other Assets and Liabilities, net - 1.2%	6,963,623

Total Net Assets - 100.0%	$584,723,184

1	Variable rate security. Rate disclosed is as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
10	The amount of $9,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2017.
14	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2017.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

(19)	Options outstanding as of December 31, 2017 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Call Options Written - U.S. Treasury Futures:
2-Year	(187)	106.88	March 2018	Societe Generale	40,038,420	(113,052)	(87,656)
5-Year	(800)	115.50	February 2018	Societe Generale	92,931,200	(846,144)	(568,750)

						(959,196)	(656,406)

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	244,822,461	—	244,822,461
U.S. Treasury / Federal Agency Securities	—	7,995,421	—	7,995,421
Collateralized Mortgage Obligations	—	302,693,506	—	302,693,506
Asset-Backed Securities	—	9,619,111	—	9,619,111
Short-Term Securities	13,285,468	—	—	13,285,468

	13,285,468	565,130,499	—	578,415,967

Liabilities
Call Options Written	(656,406)	—	—	(656,406)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2017	7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2017, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount

U.S. Government Securities Fund
Purchased put options	$407,228	—	$217,656,563
Written call options	—	$2,637,487	483,544,983

The number of open option contracts outstanding as of December 31, 2017 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2017

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Written call options	—	$656,406

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2017 (Continued)

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2017 is included with the Fund’s schedule of investments.

At December 31, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

U.S. Government Securities	$7,380,694	($7,110,014)	$270,680	$578,145,287

DECEMBER 31, 2017	9

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	January 29, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	January 29, 2018